Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current
Federal			$ 0	$ 0
State			8	50
Total Current			8	50
Deferred
Federal			0	0
State			0	0
Total deferred			0	0
Effective tax rate	$ 0	$ 0	$ 8	$ 50